UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21984

Central Park Group Multi-Event Fund
(Exact name of registrant as specified in charter)

12 East 49th Street
New York, NY 10017
(Address of principal executive office) (Zip code)

Citi Fund Services
3435 Stelzer Road
Columbus, OH 43219
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 317-9200

Date of fiscal year end: October 31, 2009

Date of reporting period: July 31, 2009

Item 1. Schedule of Investments.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments
July 31, 2009 (Unaudited)

			% of Net
Shares	Type	Fair Value ($)	Assets
	INVESTMENTS IN SECURITIES (111.03%)

	COMMON STOCK (52.14%)

	Aerospace/Defense
17,480	General Dynamics Corp.	968,217	2.13%
	Chemicals
11,200	CF Industries Holdings, Inc. (a)	884,128
17,516	FMC Corp.	851,978
10,508	Potash Corp. of Saskatchewan, Inc. (b) (Canada)	977,349
		2,713,455	5.98%
	Coal Mining Services
30,629	Massey Energy Co.	814,731
12,913	Walter Energy, Inc.	637,386
		1,452,117	3.20%
	Diversified - Electronics
34,933	Amphenol Corp., Class A (c)	1,165,016	2.57%
	Diversified - Machinery
18,912	Cummins, Inc.	813,405	1.79%
	Financial Services
61,181	Bank of America Corp. (c)	904,867
34,934	SLM Corp. (d)	310,563
		1,215,430	2.68%
	Hotels & Motels
26,204	Orient-Express Hotels, Ltd., Class A	231,905	0.51%
	Industrial Materials
21,854	Vulcan Materials Co. (c)	1,037,628	2.29%
	Insurance
56,784	IPC Holdings, Ltd. (b)(c) (Bermuda)	1,643,329
34,933	Loews Corp. (c)	1,048,689
61,200	Universal American Financial Corp. (c)(d)	556,920
		3,248,938	7.16%
	Metals
131,113	Century Aluminum Co. (c)(d)	1,098,727	2.42%
	Oil & Gas
26,229	BP PLC, Sponsored ADR (b)(c) (United Kingdom)	1,312,499
17,456	Hess Corp. (c)	963,571
39,337	National-Oilwell Varco, Inc. (c)(d)	1,413,772
		3,689,842	8.13%
	Pharmaceutical
61,138	Schering-Plough Corp. (c)	1,620,768
43,699	Wyeth (c)	2,034,189
		3,654,957	8.06%
	Real Estate Investment Trusts
87,429	Chimera Investment Corp. (c)	312,996	0.69%
	Retail
34,964	AnnTaylor Stores Corp. (c)(d)	422,016
61,160	SUPERVALU, Inc. (c)	907,003
		1,329,019	2.93%
	Transportation
5,026	American Commercial Lines, Inc. (d)	78,506
17,438	Kirby Corp. (c)(d)	645,380
		723,886	1.60%
	TOTAL COMMON STOCK (Cost $21,751,834)	23,655,538	52.14%

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and semi-annual report.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments
July 31, 2009 (Unaudited)

			% of Net
Shares	Type	Fair Value ($)	Assets
	PREFERRED STOCK (2.02%)

	Food
316,294	Sadia S.A. (b)(d) (Brazil)	915,713
	TOTAL PREFERRED STOCK (Cost $841,218)	915,713	2.02%

	PRIVATE PLACEMENT (1.15%)
1,100,000	SMC Credit Opportunity Fund, Ltd. (e)(f)(g)	523,380
	TOTAL PRIVATE PLACEMENT (Cost $1,101,218)	523,380	1.15%

Principal ($)	BANK LOANS (5.71%)
1,532,000	Chrysler Financial Services Americas LLC, 0.00%, 8/3/12 (e)(h)	1,445,825
1,346,000	Chrysler Financial Services Americas LLC, 0.00%, 2/13/14 (e)(h)	1,141,857
	TOTAL BANK LOANS (Cost $2,140,375)	2,587,682	5.71%

	CORPORATE BONDS (10.24%)
852,000	Century Aluminum Co., 7.50%, 8/15/14, Callable 8/15/09 @ 103.75 (c)	615,570
268,000	Daimler Finance NA LLC, 7.20%, 9/1/09 (c)	268,799
1,688,000	Goldman Sachs Group, Inc., 3.25%, 6/15/12, FDIC Guaranteed (c)	1,753,573
1,363,000	Rouse Company, 0.00%, 4/30/09 (c)(d)(e)(h)	998,397
1,200,000	Smithfield Foods, Inc., Series B, 7.75%, 5/15/13 (c)	1,011,000
	TOTAL CORPORATE BONDS (Cost $4,062,494)	4,647,339	10.24%

	CONVERTIBLE CORPORATE BOND (1.23%)
689,000	Century Aluminum Co., 1.75%, 8/1/24, Callable 8/6/09 @ 100 (c)	559,812
	TOTAL CONVERTIBLE CORPORATE BONDS (Cost $321,539)	559,812	1.23%

	YANKEE DOLLAR BOND (1.85%)
852,000	Kansas City Southern Mexico, 9.38%, 5/1/12, Callable 9/21/09 @ 104.69 (c)	839,930
	TOTAL YANKEE DOLLAR BOND (Cost $828,016)	839,930	1.85%

Contracts (i)	PURCHASED OPTIONS (0.35%)
	Security, Expiration Date, Exercise Price
	Put Options
86	Bunge, Ltd., August 22, 2009, 55.00	1,290
86	Bunge, Ltd., August 24, 2009, 60.00	2,150
112	CF Industries Holdings, Inc., August 22, 2009, 70.00	6,160
428	Pfizer, Inc., September 19, 2009, 13.00	2,996
1,311	SPDR Trust Series 1, August 22, 2009, 91.00	40,641
874	SPDR Trust Series 1, August 22, 2009, 96.00	104,880
87	SUPERVALU, Inc., August 22, 2009, 10.00	435
	TOTAL PURCHASED OPTIONS (Cost $514,625)	158,552	0.35%

Shares	SHORT-TERM INVESTMENT (36.34%)
16,485,028	Union Bank Institutional Trust Deposit Account	16,485,028
	TOTAL SHORT-TERM INVESTMENT (Cost $16,485,028)	16,485,028	36.34%
	TOTAL INVESTMENT IN SECURITIES (Cost $48,046,347)	50,372,974	111.03%

	INVESTMENTS IN SECURITIES SOLD, NOT YET PURCHASED, EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED AND WRITTEN OPTIONS (-11.39%)

	SECURITIES SOLD, NOT YET PURCHASED (-9.38%)

	Chemicals
11,200	Agrium, Inc.	(517,328)
	Financial Services
17,517	Bankrate, Inc.	(502,738)

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and semi-annual report.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments
July 31, 2009 (Unaudited)

			% of Net
Shares	Type	Fair Value ($)	Assets
	SECURITIES SOLD, NOT YET PURCHASED - Continued

	Food
8,535	Smithfield Foods, Inc.	(115,649)
	Insurance
53,524	Validus Holdings, Ltd.	(1,214,995)
	Metals
21,861	Alcoa, Inc.	(257,085)
	Pharmaceutical
35,165	Merck & Co., Inc.	(1,055,302)
17,517	Pfizer, Inc.	(279,046)
		(1,334,348)
	Retail
8,608	Aeropostale, Inc.	(313,331)
	TOTAL SECURITIES SOLD, NOT YET PURCHASED
	(Proceeds $3,916,373)	(4,255,474)	(9.38)%

	EXCHANGE TRADED FUNDS SOLD, NOT YET PURCHASED (-2.01%)
43,743	SPDR KBW Regional Banking	(910,729)
	TOTAL EXCHANGE TRADED FUNDS SOLD, NOT YET
	PURCHASED (Proceeds $806,331)	(910,729)	(2.01)%

Contracts (i)	WRITTEN OPTIONS (0.00%)
	Security, Expiration Date, Exercise Price
	Put Options
112	CF Industries Holdings, Inc., August 22, 2009, 60.00	(560)
	TOTAL WRITTEN OPTIONS (Premiums received $8,638)	(560)	0.00%
	TOTAL INVESTMENTS IN SECURITIES SOLD, NOT YET
	PURCHASED, EXCHANGE TRADED FUNDS SOLD, NOT YET
	PURCHASED AND WRITTEN OPTIONS (Proceeds $4,731,342) (j)	(5,166,763)	(11.39)%
	TOTAL INVESTMENTS IN SECURITIES, SECURITIES SOLD,
	NOT YET PURCHASED, EXCHANGE TRADED FUNDS SOLD,
	NOT YET PURCHASED AND WRITTEN OPTIONS (99.64%)
	(Cost $43,315,005) (k)(l)	45,206,211	99.64%
	OTHER ASSETS IN EXCESS OF LIABILITIES (0.36%)	162,988	0.36%
	TOTAL NET ASSETS (100%)	$45,369,199	100.00%

	% OF TOTAL INVESTMENTS IN SECURITIES BY COUNTRY
	United States of America	$45,524,084	90.37%
	Bermuda	1,643,329	3.26%
	United Kingdom	1,312,499	2.61%
	Canada	977,349	1.94%
	Brazil	915,713	1.82%
	TOTAL % OF INVESTMENTS IN SECURITIES BY COUNTRY	$50,372,974	100.00%

(a)	Security held as collateral for put option written, aggregating a total market value of $884,128.
(b)	Foreign investments held in foreign currency are translated into U.S. Dollars at the date of valuation.
(c)	Security positions are either entirely or partially held in a segregated account as collateral for securities sold, not yet purchased, exchange traded funds sold, not yet purchased and written options, aggregating a total market value of $21,250,826.
(d)	Non income producing.
(e)	Fair Valued Security. These securities represent 9.06% of the net assets as of July 31, 2009.
(f)	Restricted security other than 144a.
(g)	Illiquid security.

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and semi-annual report.

CENTRAL PARK GROUP MULTI-EVENT FUND
Schedule of Portfolio Investments
July 31, 2009 (Unaudited)

(h)	Security in default.
(i)	Each contract is equivalent to 100 shares.
(j)	All securities sold, not yet purchased, exchange traded funds sold, not yet purchased and written options are invested in the United States of America.
(k)	The Fund has categorized its investments in accordance with the Statement of Financial Accounting Standards No. 157 and FASB Staff Position 157-4 (“FSP 157-4”). See attached summary.
(l)	Represents cost for financial reporting purposes. Cost of investments for federal income tax purposes, including proceeds from securities sold, not yet purchased, exchange traded funds sold, not yet purchased and written options, differs from value by net unrealized appreciation of securities as follows:

	Gross unrealized appreciation	$2,888,809
	Gross unrealized depreciation	(1,421,335)
	Net unrealized appreciation	$1,467,474

ADR	American Depositary Receipt
SPDR	Standard & Poor’s Depositary Receipt

The Schedule of Portfolio Investments should be read in conjunction with the financial statements and notes to financial statements which are included in the Fund’s audited annual report and semi-annual report.

CENTRAL PARK GROUP MULTI-EVENT FUND
July 31, 2009 (Unaudited)

Statement of Financial Accounting Standards No. 157

Various “inputs” are used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical assets.
•	Level 2 – other significant inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used to value securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the valuations are not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary categorization, as of July 31, 2009, of the Fund’s investments based on the level of inputs utilized in determining the value of such investments:

			Level 2 – Other Significant
	Level 1 – Quoted Prices(1)		Observable Inputs(1)
	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments*	Securities	Instruments*
Assets	$24,571,251	$-	$21,692,264	$-
Liabilities(2)	$(5,166,203)	$-	$-	$(560)

	Level 3 – Significant
	Unobservable Inputs(1)		Total
	Investment	Other Financial	Investment	Other Financial
	Securities	Instruments*	Securities	Instruments*
Assets	$4,109,459	$-	$50,372,974	$-
Liabilities(2)	$-	$-	$(5,166,203)	$(560)

(1)
In accordance with the provisions of FSP 157-4, the amounts disclosed in Level 1 are equity securities and exchange traded funds; the amounts disclosed in Level 2 are corporate bonds, convertible corporate bonds, yankee dollar bonds, purchased options, and short-term investments; the amounts disclosed in Level 3 are private placements, corporate bonds (defaulted) and bank loans. Refer to the Schedule of Portfolio Investments for the breakout of each security by industry type and geographical location.

(2)	Liabilities consist of securities sold, not yet purchased, exchange traded funds sold, not yet purchased and written options.

*	Other financial instruments include any derivative instruments not reflected in the Schedule of Portfolio Investments, such as written options.

For each Level 3 investment, some or all of the following may have been used to determine fair value: market conditions, credit quality and spreads, liquidity, expected maturity or call date, and security type.

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

		Change in
	Balance as of	Unrealized	Net	Balance as of
	October 31,	Appreciation/	Purchases	July 31,
Investments	2008	Depreciation	(Sales)	2009
Private Placement	$907,108	$(383,728)	-	$523,380
Corporate Bonds (Defaulted)	-	455,959	$542,438	998,397
Bank Loans	-	447,307	2,140,375	2,587,682
Total	$907,108	$519,538	$2,682,813	$4,109,459

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) (“Disclosure Controls”), as of the date within 90 days prior to the filing date of this Form N-Q (“Report”), Registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the Disclosure Controls are effectively designed to ensure that information required to be disclosed by Registrant in the Report is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission, including ensuring that information required to be disclosed in the Report is accumulated and communicated to management of Registrant, including Registrant’s Principal Executive Officer and Principal Financial Officer, as appropriate, to allow timely decisions regarding required disclosure.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Central Park Group Multi-Event Fund

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date: September 22, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Mitchell A. Tanzman
Mitchell A. Tanzman, Principal Executive Officer

Date: September 22, 2009

By (Signature and Title)	/s/ Michael Mascis
Michael Mascis, Principal Financial Officer

Date: September 22, 2009